ACCOUNTS RECEIVABLE, NET (Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Accounts receivable	$ 6,173	$ 7,851
Less: allowance for doubtful accounts	(2,092)	(3,190)
Accounts receivable, net	$ 4,081	$ 4,661